Leases - Summary of Components of Operating Lease Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Lease Expense [Abstract]
Operating lease expense	¥ 540,688	¥ 595,032	¥ 340,744
Short-term lease expense	231,467	265,800	102,901
Total operating lease expenses	772,155	860,832	443,645
Finance Lease Expense [Abstract]
Amortization expense	50,091	25,046	0
Interest expense	40,205	22,846	0
Total finance lease expenses	90,296	47,892	0
Total lease expenses	¥ 862,451	¥ 908,724	¥ 443,645